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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21483
                                   ---------------------------------------------

                                 Veracity Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

   401 W. Main Street, Suite 2100       Louisville, Kentucky          40202
--------------------------------------------------------------------------------
             (Address of principal executive offices)               (Zip code)

                                 Wade R. Bridge

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (502) 657-6460
                                                    ----------------------------

Date of fiscal year end:        February 28, 2010
                           ----------------------------

Date of reporting period:       May 31, 2009
                           ----------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     SCHEDULE OF INVESTMENTS.

VERACITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
MAY 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.7%                                     SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 11.5%
   Ameristar Casinos, Inc.                                30,600   $    614,142
   Brown Shoe Co., Inc.                                   87,206        708,113
   Callaway Golf Co.                                      85,365        607,799
   CEC Entertainment, Inc. (a)                            27,065        869,599
   Chico's FAS, Inc. (a)                                  58,889        574,756
   Cinemark Holdings, Inc.                                51,892        551,093
   Cooper Tire & Rubber Co.                               37,043        392,656
   Cracker Barrel Old Country Store, Inc.                 35,377      1,111,545
   Entercom Communications Corp.                          85,294        135,617
   Ethan Allen Interiors, Inc.                            35,640        436,946
   Foot Locker, Inc.                                      38,572        428,535
   Jones Apparel Group, Inc.                             119,065      1,083,491
   Media General, Inc. - Class A                          32,109         85,731
   Penn National Gaming, Inc. (a)                         24,642        814,911
   Phillips-Van Heusen Corp.                              28,872        850,858
   RC2 Corp. (a)                                          49,002        589,494
   Ryland Group, Inc. (The)                               42,932        733,279
   Stage Stores, Inc.                                    104,269      1,264,783
   Standard Pacific Corp. (a)                             91,566        223,421
                                                                   ------------
                                                                     12,076,769
                                                                   ------------
CONSUMER STAPLES - 3.2%
   American Italian Pasta Co. - Class A (a)               19,812        547,802
   Lance, Inc.                                            34,973        745,974
   Ralcorp Holdings, Inc. (a)                             14,372        823,084
   Ruddick Corp.                                          49,096      1,235,256
                                                                   ------------
                                                                      3,352,116
                                                                   ------------
ENERGY - 5.2%
   Carrizo Oil & Gas, Inc. (a)                            33,485        714,905
   Comstock Resources, Inc. (a)                           13,894        553,398
   Encore Acquisition Co. (a)                             21,079        748,093
   Helix Energy Solutions Group, Inc. (a)                 52,700        592,875
   Hornbeck Offshore Services, Inc. (a)                   31,367        870,121
   T-3 Energy Services, Inc. (a)                          37,821        549,161
   Whiting Petroleum Corp. (a)                            15,223        713,350
   Willbros Group, Inc. (a)                               42,538        649,555
                                                                   ------------
                                                                      5,391,458
                                                                   ------------
FINANCIALS - 29.9%
   Abington Bancorp, Inc.                                 26,000        210,860
   Ambac Financial Group, Inc.                            45,449         56,811
   American Campus Communities, Inc. - REIT               42,303        972,546
   American Equity Investment Life Holding Co.            36,951        214,685
   AmTrust Financial Services, Inc.                       53,256        509,660
   Anworth Mortgage Asset Corp. - REIT                   206,285      1,373,858
   Aspen Insurance Holdings Ltd.                          20,420        471,498
   Associated Estates Realty Corp. - REIT                 28,330        169,130
   Calamos Asset Management, Inc. - Class A               69,910        868,282
   Cardinal Financial Corp.                               65,117        528,099

See accompanying notes to schedule of investments.

VERACITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.7% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
FINANCIALS - 29.9% (CONTINUED)
   Central Pacific Financial Corp.                        52,254   $    312,479
   Cogdell Spencer, Inc. - REIT                           94,502        354,382
   EZCORP, Inc. - Class A (a)                             32,750        397,912
   First Financial Bancorp                                46,977        400,714
   First Horizon National Corp.                           43,277        525,383
   First Midwest Bancorp, Inc.                            54,782        476,603
   First Potomac Realty Trust - REIT                      59,000        618,910
   FirstMerit Corp.                                       69,304      1,206,581
   FPIC Insurance Group, Inc. (a)                         20,914        621,982
   Fulton Financial Corp.                                 54,205        314,931
   Hancock Holding Co.                                    22,563        788,126
   Hanover Insurance Group, Inc. (The)                    42,468      1,457,077
   Health Care REIT, Inc. - REIT                          15,172        519,641
   Healthcare Realty Trust, Inc. - REIT                   12,421        204,574
   IBERIABANK Corp.                                        9,210        400,819
   Inland Real Estate Corp. - REIT                        42,871        299,240
   Investment Technology Group, Inc. (a)                  34,605        719,784
   KBW, Inc. (a)                                          25,875        673,526
   Knight Capital Group, Inc. - Class A (a)               46,900        807,149
   MFA Financial, Inc. - REIT                            156,841        981,825
   National Retail Properties, Inc. - REIT                30,723        525,671
   Navigators Group, Inc. (The) (a)                       14,263        623,864
   Old National Bancorp                                   60,404        724,244
   PacWest Bancorp                                        29,706        419,746
   Penson Worldwide, Inc. (a)                             72,364        714,957
   ProAssurance Corp. (a)                                 20,387        921,696
   Realty Income Corp. - REIT                             45,539        977,722
   RLI Corp.                                              16,545        775,299
   Senior Housing Properties Trust - REIT                 34,590        579,382
   StellarOne Corp.                                       30,691        378,113
   Sterling Bancshares, Inc.                              75,137        476,368
   Stewart Information Services Corp.                     20,776        319,951
   Sunstone Hotel Investors, Inc. - REIT                 103,139        599,238
   Susquehanna Bancshares, Inc.                           51,364        366,739
   Trustmark Corp.                                        18,043        353,462
   Washington Federal, Inc.                               45,348        594,966
   Washington Real Estate Investment Trust - REIT         43,829        958,102
   Webster Financial Corp.                                57,895        431,897
   Western Alliance Bancorp (a)                          174,980      1,210,862
   Whitney Holding Corp.                                  45,950        569,780
   Wintrust Financial Corp.                               15,888        285,984
   World Acceptance Corp. (a)                             36,134        723,764
   Zions Bancorp.                                         27,034        369,825
                                                                   ------------
                                                                     31,358,699
                                                                   ------------
HEALTH CARE - 5.9%
   AMERIGROUP Corp. (a)                                   25,738        742,799
   AmSurg Corp. (a)                                       40,770        761,584
   King Pharmaceuticals, Inc. (a)                         71,020        671,849
   LifePoint Hospitals, Inc. (a)                          42,334      1,153,601

See accompanying notes to schedule of investments.

VERACITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.7% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
HEALTH CARE - 5.9% (CONTINUED)
   Magellan Health Services, Inc. (a)                     15,119   $    451,453
   Sepracor, Inc. (a)                                     52,059        814,724
   STERIS Corp.                                           33,125        782,744
   Varian, Inc. (a)                                       24,059        837,734
                                                                   ------------
                                                                      6,216,488
                                                                   ------------
INDUSTRIALS - 11.2%
   A.O. Smith Corp.                                       15,270        457,947
   Baldor Electric Co.                                    28,370        657,900
   BE Aerospace, Inc. (a)                                 58,368        868,516
   Belden, Inc.                                           32,064        587,413
   CBIZ, Inc. (a)                                         59,328        428,942
   Consolidated Graphics, Inc. (a)                        33,635        545,896
   Continental Airlines, Inc. - Class B (a)               54,738        510,158
   Dycom Industries, Inc. (a)                             87,291      1,020,432
   Genesee & Wyoming, Inc. - Class A (a)                  27,455        793,999
   Granite Construction, Inc.                             11,330        414,111
   Hexcel Corp. (a)                                       63,982        683,967
   Kennametal, Inc.                                       22,148        418,154
   Manitowoc Co., Inc. (The)                              84,601        551,599
   Mueller Water Products, Inc. - Class A                199,011        718,430
   Old Dominion Freight Line, Inc. (a)                    23,596        694,902
   Regal-Beloit Corp.                                      9,730        384,432
   Robbins & Myers, Inc.                                  27,660        529,412
   SkyWest, Inc.                                          25,527        261,652
   Terex Corp. (a)                                        46,440        623,225
   Werner Enterprises, Inc.                               32,078        577,083
                                                                   ------------
                                                                     11,728,170
                                                                   ------------
INFORMATION TECHNOLOGY - 15.4%
   ADC Telecommunications, Inc. (a)                      202,749      1,427,353
   Advanced Energy Industries, Inc. (a)                   90,326        853,581
   Arris Group, Inc. (a)                                  83,202      1,008,408
   Arrow Electronics, Inc. (a)                            11,071        267,808
   Atmel Corp. (a)                                       121,170        466,504
   Benchmark Electronics, Inc. (a)                        55,873        681,651
   Brooks Automation, Inc. (a)                            23,849         93,250
   CommScope, Inc. (a)                                    38,190      1,002,106
   Diodes, Inc. (a)                                       77,724      1,194,618
   Electronics for Imaging, Inc. (a)                      21,471        218,360
   Entegris, Inc. (a)                                     12,305         35,438
   Fairchild Semiconductor International, Inc. (a)       232,000      1,637,920
   Harris Stratex Networks, Inc. - Class A (a)            77,825        371,225
   Integrated Device Technology, Inc. (a)                161,601        909,814
   Jabil Circuit, Inc.                                    62,034        485,726
   Mentor Graphics Corp. (a)                             133,127        748,174
   MKS Instruments, Inc. (a)                              28,448        384,332
   NCR Corp. (a)                                          54,947        590,131
   Parametric Technology Corp. (a)                        88,669      1,026,787
   Plexus Corp. (a)                                       39,727        725,415
   Progress Software Corp. (a)                            13,223        296,459

See accompanying notes to schedule of investments.

VERACITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.7% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 15.4% (CONTINUED)
   SYNNEX Corp. (a)                                       13,097   $    338,950
   Tellabs, Inc. (a)                                      80,472        446,620
   Veeco Instruments, Inc. (a)                            91,363        962,052
                                                                   ------------
                                                                     16,172,682
                                                                   ------------
MATERIALS - 8.7%
   Albemarle Corp.                                        31,521        889,523
   Celanese Corp. - Series A                              69,983      1,435,351
   Huntsman Corp.                                        165,880      1,048,362
   Innophos Holdings, Inc.                                55,170        860,100
   Intrepid Potash, Inc. (a)                              18,823        613,630
   Myers Industries, Inc.                                 67,668        683,447
   Rockwood Holdings, Inc. (a)                            65,688        980,065
   Silgan Holdings, Inc.                                  22,706      1,004,967
   Solutia, Inc. (a)                                     112,071        549,148
   Steel Dynamics, Inc.                                   69,192      1,033,728
                                                                   ------------
                                                                      9,098,321
                                                                   ------------
TELECOMMUNICATION SERVICES - 0.9%
   Cincinnati Bell, Inc. (a)                             200,882        560,461
   Syniverse Holdings, Inc. (a)                           23,566        352,311
                                                                   ------------
                                                                        912,772
                                                                   ------------
UTILITIES - 6.8%
   ALLETE, Inc.                                           17,233        455,296
   Cleco Corp.                                            45,572        932,403
   IDACORP, Inc.                                          50,282      1,170,062
   New Jersey Resources Corp.                             24,157        803,703
   Northwest Natural Gas Co.                              25,906      1,099,451
   PNM Resources, Inc.                                    57,777        534,437
   Portland General Electric Co.                          43,207        777,294
   Vectren Corp.                                          60,063      1,366,434
                                                                   ------------
                                                                      7,139,080
                                                                   ------------

TOTAL COMMON STOCKS (Cost $122,198,069)                            $103,446,555
                                                                   ------------

--------------------------------------------------------------------------------
MONEY MARKET FUNDS - 1.7%                                 SHARES       VALUE
--------------------------------------------------------------------------------
First American Treasury Obligations Fund
   Class Y, 0.00% (b) (Cost $1,802,920)                1,802,920   $  1,802,920
                                                                   ------------

TOTAL INVESTMENTS AT VALUE - 100.4% (Cost $124,000,989)            $105,249,475

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4%)                         (451,494)
                                                                   ------------

NET ASSETS - 100.0%                                                $104,797,981
                                                                   ============

REIT - Real Estate Investment Trust.

(a)   Non-income producing security.
(b) Variable rate security. The rate shown is the 7-day effective yield as of May 31, 2009.

See accompanying notes to schedule of investments.

VERACITY SMALL CAP VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS
MAY 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SECURITIES VALUATION

Securities of Veracity Small Cap Value Fund (the "Fund") that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. When market quotations are not readily available, when Integrity Asset Management, LLC (the "Advisor") determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

The Financial Accounting Standards Board's Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities
      o     Level 2 - other significant observable inputs
      o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2009, all of the inputs used to value the Fund's investments were Level 1.

2.    SECURITY TRANSACTIONS

Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis.

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of May 31, 2009:

      Cost of portfolio investments                        $  127,574,289
                                                           ==============
      Gross unrealized appreciation                        $   11,893,670
      Gross unrealized depreciation                           (34,218,484)
                                                           --------------
      Net unrealized depreciation                          $  (22,324,814)
                                                           ==============

The difference between the federal income tax cost of portfolio investments and the schedule of investments cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and are primarily due to the tax deferral of losses on wash sales.

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Veracity Funds
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ Matthew G. Bevin
                              --------------------------------------------------
                                    Matthew G. Bevin, President

Date          July 20, 2009
         -------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Matthew G. Bevin
                              --------------------------------------------------
                                    Matthew G. Bevin, President

Date          July 20, 2009
         -------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                              --------------------------------------------------
                                    Mark J. Seger, Treasurer

Date          July 20, 2009
         -------------------------

* Print the name and title of each signing officer under his or her signature.